As filed with the U.S. Securities and
Exchange Commission on March 17, 2017
File Nos. 2-79722 and 811-3578

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ X ]

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 44	[ X ]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[ X ]

Amendment No. 56	[ X ]

AQUILA FUNDS TRUST*
(Exact Name of Registrant as Specified in Charter)

120 West 45th Street, Suite 3600
New York, New York 10036
(Address of Principal Executive Offices)

(212) 697-6666
(Registrant's Telephone Number)
Diana P. Herrmann
Aquila Investment Management LLC
120 West 45th Street, Suite 3600
New York, New York 10036
(Name and Address of Agent for Service)

Copy to:
Roger P. Joseph, Esq.
Morgan, Lewis & Bockius LLP
One Federal Street
Boston, Massachusetts 02110

It is proposed that this filing will become effective (check appropriate box):

[ ]	immediately upon filing pursuant to paragraph (b)
[X ]	on April 3, 2017 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box
[X ]	This post-effective amendment designates a new effective date for a previous post-effective amendment.

*This filing relates to Aquila Three Peaks High Income Fund and Aquila Three Peaks Opportunity Growth Fund, each a series of the Registrant.

Part A (the Prospectus), Part B (the Statement of Additional Information) and Part C of the Registrant’s Registration Statement, filed by the Registrant in Post-Effective Amendment No. 42 to the Registration Statement on Form N-1A under the Securities Act of 1933 (File No. 2-79722) and Amendment No. 54 to the Registration Statement on Form N-1A under the Investment Company Act of 1940 (File No. 811-3578) pursuant to Rule 485(a) on January 13, 2017, (Accession Number 0000707800-17-000014), are herein incorporated by reference. This filing is being made pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933 to delay the effectiveness of the Registration Statement until April 3, 2017.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 17th day of March, 2017.

AQUILA FUNDS TRUST
(Registrant)

By: /s/ Diana P. Herrmann
Diana P. Herrmann, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated below on March 17, 2017.

SIGNATURE	TITLE

/s/ Diana P. Herrmann
Diana P. Herrmann	Trustee, Vice Chair of the Board and President

/s/ John M. Burlingame *
John M. Burlingame	Trustee

/s/ Gary C. Cornia *
Gary C. Cornia	Trustee

/s/ Grady Gammage, Jr. *
Grady Gammage, Jr.	Trustee

/s/ Glenn P. O’Flaherty *
Glenn P. O’Flaherty	Chair of the Board of Trustees

/s/ Russell K. Okata *
Russell K. Okata	Trustee

/s/ Joseph P. DiMaggio
Joseph P. DiMaggio	Chief Financial Officer and Treasurer

* By:             /s/ Diana P. Herrmann
    Diana P. Herrmann
    *Attorney-in-Fact, pursuant to Power of Attorney